Annual Total Returns - Fidelity Managed Retirement 2020 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds K Combo PRO-07 - Fidelity Managed Retirement 2020 Fund	Sep. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Class K
Bar Chart Table:
Annual Return 2020	12.19%
Annual Return 2021	6.86%